EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2017
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2017	2016	2015

Employee costs	$572,178	$557,468	$527,549
Less employee costs capitalized to fixed assets and to intangible assets	(185,825)	(180,711)	(171,046)

	386,353	376,757	356,503

Purchase of goods and services
Royalties and rights	421,685	427,951	435,740
Cost of retail products	331,344	303,130	243,224
Subcontracting costs	117,999	111,174	117,973
Marketing and distribution expenses	62,187	64,731	63,062
Other	426,635	413,582	399,180

	1,359,850	1,320,568	1,259,179

	$1,746,203	$1,697,325	$1,615,682